Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net

5. Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net

a) An analysis of accounts receivable by component at December 31, 2017 and 2018 is as follows:

	At December 31,
	2017		2018
Subscribers and distributors	Ps.	178,722,706	Ps.	173,053,226
Telecommunications carriers for network interconnection and other services		8,671,416		5,543,263
Recoverable taxes (i)		40,477,188		46,706,298
Sundry debtors		14,736,340		12,685,281
Contractual assets (Note 2i, a)		—		34,718,749
Impairment of trade receivables		(39,044,925)		(40,798,025)

Total net	Ps.	203,562,725	Ps.	231,908,792

Non-current subscribers, distributors and contractual assets		9,786,581		15,681,872

Total current subscribers, distributors and contractual assets	Ps.	193,776,144	Ps.	216,226,920

(i)

In accordance with the favorable resolution obtained from the authorities, in 2018 the subsidiary Claro Brasil recognized a benefit for the exclusion of the Tax on the Circulation of Goods and the Provision of Services (Imposto sobre a Circulação de Mercadorias e Prestação de Serviços, or “ICMS “) in the calculation bases of the Social Integration Program (Social Integration Program, or” PIS “) and the Contribution for the Financing of Social Security (Contribution to or Financing of Social Security, or” COFINS “) in the amount total of Ps. 12,295,869, that includes interest of Ps. 6,127,656. The asset was recognized based on the certainty of obtaining the economic benefit.

b) Changes in the allowance for expected credit losses is as follows:

	For the years ended December 31,
	2016		2017		2018
Balance at beginning of year	Ps.	(27,495,158)	Ps.	(37,351,677)	Ps.	(39,044,925)
Increases recorded in expenses		(16,987,769)		(20,766,362)		(19,535,707)
Adjustment on initial application of IFRS 9 (Note 2i, b)		—		—		(2,400,783)
Write-offs		12,587,567		17,713,992		15,497,254
Translation effect		(5,456,317)		1,359,122		4,686,136

Balance at end of year	Ps.	(37,351,677)	Ps.	(39,044,925)	Ps.	(40,798,025)

c) The following table shows the aging of accounts receivable at December 31, 2017 and 2018, for subscribers and distributors:

Past due
	Total	Unbilled services provided	a-30 days	31-60 days	61-90 days	Greater than 90 days
December 31, 2017	Ps. 178,722,706	Ps. 78,384,174	Ps. 46,758,825	Ps. 6,780,671	Ps. 4,375,188	Ps. 42,423,848
December 31, 2018	Ps. 173,053,226	Ps. 62,623,654	Ps. 46,816,302	Ps. 6,315,277	Ps. 4,168,952	Ps. 53,129,041

d) The following table shows the accounts receivable from subscribers and distributors included in the impairments of trade receivables, as of December 31, 2017 and 2018:

	Total	1-90 days	Greater than 90 days
December 31, 2017	Ps. 39,044,925	Ps. 3,807,945	Ps. 35,236,980
December 31, 2018	Ps. 40,798,025	Ps. 4,079,803	Ps. 36,718,222

e) An analysis of contract assets and liabilities at December 31, 2018 is as follows:

	2018
Contract Assets:
Balance at the beginning of the year	Ps.	29,640,953
Additions		32,029,279
Disposals		(25,243,487)
Translation effect		(1,707,996)

Balance at the end of the year	Ps.	34,718,749
Non-current contract assets	Ps.	5,437,263

Current portion contracts assets	Ps.	29,281,486